SEGMENT REPORTING, Technology Segment Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Abstract]
Net sales	$ 2,067,718	$ 1,821,019	$ 1,568,323
Less: Revenue from financing and other	(65,846)	(68,084)	(71,850)
Revenue from contracts with customers	2,001,872	1,752,935	1,496,473
Product [Member]
Disaggregation of Revenue [Abstract]
Net sales	1,803,275	1,580,394	1,366,158
Technology Segment [Member]
Disaggregation of Revenue [Abstract]
Net sales	2,015,245	1,733,036	1,507,954
Less: Revenue from financing and other	(22,677)	(14,943)	(23,850)
Revenue from contracts with customers	1,992,568	1,718,093	1,484,104
Technology Segment [Member] | Telecom, Media & Entertainment [Member]
Disaggregation of Revenue [Abstract]
Net sales	532,921	502,408	371,913
Technology Segment [Member] | Technology [Member]
Disaggregation of Revenue [Abstract]
Net sales	393,594	250,485	251,683
Technology Segment [Member] | SLED [Member]
Disaggregation of Revenue [Abstract]
Net sales	290,624	241,769	245,919
Technology Segment [Member] | Health Care [Member]
Disaggregation of Revenue [Abstract]
Net sales	274,936	270,481	200,067
Technology Segment [Member] | Financial Services [Member]
Disaggregation of Revenue [Abstract]
Net sales	156,257	155,160	198,761
Technology Segment [Member] | All others [Member]
Disaggregation of Revenue [Abstract]
Net sales	366,913	312,733	239,611
Product Segment [Member]
Disaggregation of Revenue [Abstract]
Net sales	1,750,802	1,492,411	1,305,789
Less: Revenue from financing and other	(22,677)	(14,943)	(23,850)
Revenue from contracts with customers	1,728,125	1,477,468	1,281,939
Product Segment [Member] | Networking [Member]
Disaggregation of Revenue [Abstract]
Net sales	803,678	611,488	510,205
Product Segment [Member] | Cloud [Member]
Disaggregation of Revenue [Abstract]
Net sales	587,097	581,113	516,930
Product Segment [Member] | Security [Member]
Disaggregation of Revenue [Abstract]
Net sales	214,459	158,927	155,186
Product Segment [Member] | Collaboration [Member]
Disaggregation of Revenue [Abstract]
Net sales	57,472	57,244	47,504
Product Segment [Member] | Other [Member]
Disaggregation of Revenue [Abstract]
Net sales	88,096	83,639	75,964
Professional Services Segment [Member]
Disaggregation of Revenue [Abstract]
Net sales	151,785	146,747	125,106
Less: Revenue from financing and other	0	0	0
Revenue from contracts with customers	151,785	146,747	125,106
Managed Services Segment [Member]
Disaggregation of Revenue [Abstract]
Net sales	112,658	93,878	77,059
Less: Revenue from financing and other	0	0	0
Revenue from contracts with customers	$ 112,658	$ 93,878	$ 77,059